Share capital	12 Months Ended
Sep. 30, 2020
Share capital
Share capital

19.  Share capital

	Allotted, called up and fully paid
	30 September	30 September	1 January
	2020	2019	2019
	£	£	£
1,286,600 ordinary shares of £0.0001 each	129	129	129

Each share entitles the holder to one vote.